Accrued liabilities and other payables - Schedule of Accrued Liabilities and Other Payables (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued liabilities and other payables
Payroll and welfare((note	$ 14,995	$ 18,680
Tax levies	4,538	4,573
Legal and litigation related expenses (Note 26)	2,765	3,846
Payables related to Kankan	3,733	3,795
Agency commissions and rebates-online advertising	2,521	2,885
Payables for advertisement	3,606	2,811
Professional fees	2,714	1,742
Payables for Technological Services	778	630
Payables for purchase of equipment	21	342
Customer's deposit	225	284
Payables for gaming distribution	288	283
Payables for proceeds from selling exercised stock options and restricted shares	94	170
Payables for construction in progress	1,382	11
Tax surcharges	1,076	0
Others	4,104	4,013
Total	$ 42,840	$ 44,065